Acquisitions And Divestitures (Tables)	12 Months Ended
Dec. 31, 2014
Acquisitions And Divestitures [Abstract]
Schedule Of Acquisitions And Divestitures

For the years ended December 31	2014	2013	2012

Acquisitions
Canadian Operations	$21	$28	$139
USA Operations	2,995	156	240
Total Acquisitions	3,016	184	379

Divestitures
Canadian Operations	(1,847)	(685)	(3,770)
USA Operations	(2,264)	(18)	(271)
Market Optimization	(205)	-	-
Corporate & Other	(29)	(2)	(2)
Total Divestitures	(4,345)	(705)	(4,043)
Net Acquisitions & (Divestitures)	$(1,329)	$(521)	$(3,664)